Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Operating activities
Net income	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,933	6,125	28,604	19,684	13,704
Loss on asset disposals	0	47	451	144	148
Amortization of tenant improvement allowances	(755)	(605)	(2,561)	(2,197)	(1,896)
Deferred income taxes	5,453	132	(5,536)	464	(1,426)
Stock based compensation expense	885	755	3,229	3,258	2,323
Changes in operating assets and liabilities:
Receivables, net	1,150	5,135	(10,793)	(7,997)	(7,761)
Inventories, net	(22,838)	(12,373)	(21,133)	(70,988)	(45,985)
Other assets	(2,755)	(96)	(4,817)	(2,520)	(2,069)
Trade accounts payable	47,473	1,943	11,145	40,454	47,780
Accrued expenses	(7,073)	2,237	27,244	4,908	7,488
Income taxes	699	4,370	8,271	(4,805)	6,223
Deferred revenue	6,470	3,457	2,311	4,997	2,023
Deferred rent	2,785	437	3,870	3,327	2,507
Tenant improvement allowances	4,495	517	4,244	4,816	5,660
Other	24	26	75	28	(223)
Net cash provided by operating activities	56,074	19,208	89,456	20,380	43,594
Investing activities
Purchases of fixed assets	(19,801)	(13,915)	(74,648)	(45,037)	(39,069)
Net cash used in investing activities	(19,801)	(13,915)	(74,648)	(45,021)	(39,069)
Financing activities
Borrowings on revolving line of credit	25,300	46,150	171,850	204,300	119,700
Payments on revolving line of credit	(60,800)	(51,050)	(214,750)	(177,900)	(123,400)
Proceeds from term loans			362,000	0	0
Payments on term loans	(875)	(367)	(98,334)	(1,667)	(1,467)
Debt issuance costs	0	(17)	(10,546)	(93)	(208)
Proceeds from exercise of stock options	96	34	284	40	658
Cash dividends			225,000	0	0
Net cash used in financing activities	(36,279)	(5,250)	(14,675)	24,680	(4,421)
Net (decrease) increase in cash and cash equivalents	(6)	43	133	39	104
Cash and cash equivalents, beginning of the period	451	318	318	279	175
Cash and cash equivalents, end of the period	445	361	451	318	279
Supplemental disclosures of cash flow information
Cash paid for interest	7,945	1,752	6,922	8,898	7,903
Cash paid for income taxes	0	20	8,929	20,182	4,778
Fixed assets accrued at the end of the period	$ 7,372	$ 6,964	5,387	7,002	3,343
Fixed assets acquired as part of lease-paid for by lessor			$ 2,290	$ 0	$ 0